                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Convertible and High
                                                  Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Asset Management,
                                         Inc., 1111 East Warrenville Road,
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  October 31, 2004

DATE OF REPORTING PERIOD:  May 1, 2004 through July 31, 2004

Item 1. SCHEDULE OF INVESTMENTS JULY 31, 2004 (UNAUDITED)


    PRINCIPAL
     AMOUNT                                                                        VALUE
-------------------------------------------------------------------------------------------

CORPORATE BONDS (111.2%)
                       CONSUMER DISCRETIONARY (23.6%)
    $ 2,735,000        Asbury Automotive Group, Inc.
                       9.000%, 06/15/12                                         $ 2,796,499
      9,117,000        Beazer Homes USA, Inc.
                       8.375%, 04/15/12                                           9,800,283
     10,940,000        Boise Cascade Corp.(c)
                       7.000%, 11/01/13                                          12,307,332
      4,558,000        Broder Bros. Company(c)
                       11.250%, 10/15/10                                          4,227,796
      5,926,000        CBD Media, LLC
                       8.625%, 06/01/11                                           6,355,369
                       Charter Communications Holdings(c)
      6,382,000        10.000%, 04/01/09                                          5,057,402
      4,558,000        9.625%, 11/15/09                                           3,487,077
      1,823,000        11.125%, 01/15/11                                          1,454,088
      4,558,000        DEX Media, Inc.(a)(c)
                       8.000%, 11/15/13                                           4,603,854
     11,953,000   GBP  EMI Group, PLC
                       9.750%, 05/20/08                                          22,955,887
      2,142,000        Fedders Corp.
                       9.875%, 03/01/14                                           1,778,182
                       General Motors Corp.(c)
      7,202,000        8.250%, 07/15/23                                           7,501,343
        729,000        7.125%, 07/15/13                                             749,645
      8,478,000        Hasbro, Inc.
                       6.600%, 07/15/28                                           8,266,425
      5,743,000        Houghton Mifflin Company(c)
                       9.875%, 02/01/13                                           5,930,083
      3,647,000        Inn of the Mountain Gods
                       12.000%, 11/15/10                                          4,102,444
      4,558,000        Interpublic Group Of Companies, Inc.(c)
                       7.250%, 08/15/11                                           4,882,911
      2,735,000        Jarden Corp.
                       9.750%, 05/01/12                                           2,994,784
                       J. C. Penney Company, Inc.(c)
      1,823,000        9.000%, 08/01/12                                           2,201,645
      1,367,000        7.650%, 08/15/16                                           1,511,067
      4,513,000        Kellwood Company
                       7.625%, 10/15/17                                           4,857,571
      3,419,000        La Quinta Properties(c)
                       8.875%, 03/15/11                                           3,786,214
     12,307,000        Mediacom Communications Corp.(c)
                       9.500%, 01/15/13                                          11,445,819
     10,783,000        Oxford Industries, Inc.(a)
                       8.875%, 06/01/11                                          11,537,859
      4,558,000        Perry Ellis International, Inc.
                       8.875%, 09/15/13                                           4,774,789
        912,000        Pinnacle Entertainment, Inc.(c)
                       8.250%, 03/15/12                                             879,746
      7,293,000        Rent-A-Center, Inc.(c)
                       7.500%, 05/01/10                                           7,621,429
     10,849,000        Royal Caribbean Cruises, Ltd.(c)
                       7.500%, 10/15/27                                          10,414,738






    PRINCIPAL
     AMOUNT                                                                        VALUE
-------------------------------------------------------------------------------------------

    $ 4,558,000        Russell Corp.
                       9.250%, 05/01/10                                         $ 4,911,537
      8,661,000        Spanish Broadcasting System, Inc.
                       9.625%, 11/01/09                                           9,158,706
      7,840,000        Vail Resorts, Inc.
                       6.750%, 02/15/14                                           7,801,025
      6,382,000        Warnaco Group, Inc.
                       8.875%, 06/15/13                                           6,971,876
      1,823,000        Warner Music Group(a)(c)
                       7.375%, 04/15/14                                           1,750,376
      6,746,000   EUR  Waterford Wedgewood, PLC(a)
                       9.875%, 12/01/10                                           7,309,926
      5,926,000        WCI Communities, Inc.(c)
                       7.875%, 10/01/13                                           6,088,711
                                                                                -----------
                                                                                212,274,438
                                                                                -----------
                       CONSUMER STAPLES (9.7%)
      1,823,000        Central Garden & Pet Company
                       9.125%, 02/01/13                                           1,969,173
      5,014,000        Chattem, Inc.
                       7.000%, 03/01/14                                           4,888,746
      5,155,000        Del Monte Foods Company(c)
                       8.625%, 12/15/12                                           5,645,168
      5,470,000        DIMON, Inc.(c)
                       7.750%, 06/01/13                                           5,169,079
                       Dole Food Company, Inc.(c)
     12,398,000        8.875%, 03/15/11                                          13,173,403
      4,066,000        8.625%, 05/01/09                                           4,289,607
      3,191,000        Gold Kist, Inc.(a)
                       10.250%, 03/15/14                                          3,462,007
      3,191,000        Herbalife International, Inc.
                       9.500%, 04/01/11                                           3,350,329
        456,000        Hines Horticulture, Inc.
                       10.250%, 10/01/11                                            494,572
      7,749,000        Jean Coutu Group, Inc.(a)(c)
                       8.500%, 08/01/14                                           7,720,002
      3,647,000        Pinnacle Foods Holding Corp.(a)
                       8.250%, 12/01/13                                           3,518,985
      5,835,000        Playtex Products, Inc.(a)
                       8.000%, 03/01/11                                           6,082,557
     10,028,000        Rayovac Corp.(c)
                       8.500%, 10/01/13                                          10,654,959
     10,940,000        Rite Aid Corp.(c)
                       6.875%, 08/15/13                                          10,064,663
      2,735,000        Semins Vegetable Seeds
                       10.250%, 10/01/13                                          3,008,459
      1,823,000        Smithfield Foods, Inc.
                       7.750%, 05/15/13                                           1,941,823
      1,823,000        Standard Commercial Corp.(a)(c)
                       8.000%, 04/15/12                                           1,841,542
                                                                                -----------
                                                                                 87,275,074
                                                                                -----------
                       ENERGY (11.7%)
                       Chesapeake Energy Corp.(c)
      3,647,000        6.875%, 01/15/16                                           3,610,151
      1,823,000        7.750%, 01/15/15                                           1,937,265



                See accompanying Notes to Schedule of Investments

                    CALAMOS CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2004 (UNAUDITED)


    PRINCIPAL
     AMOUNT                                                                        VALUE
-------------------------------------------------------------------------------------------

    $ 4,558,000        Forest Oil Corp.(c)
                       8.000%, 12/15/11                                         $ 4,979,911
      9,937,000        General Maritime Corp.
                       10.000%, 03/15/13                                         10,980,419
                       Giant Industries, Inc.(c)
      2,039,000        11.000%, 05/15/12                                          2,324,882
      1,823,000        8.000%, 05/15/14                                           1,882,566
     10,347,000        Houston Exploration Company(c)
                       7.000%, 06/15/13                                          10,450,748
      4,194,000        KCS Energy, Inc.(a)
                       7.125%, 04/01/12                                           4,214,577
      2,493,000        Lone Star Technologies, Inc.
                       9.000%, 06/01/11                                           2,630,510
                       Overseas Shipholding Group, Inc.
      2,735,000        7.500%, 02/15/24                                           2,529,840
        921,000        8.750%, 12/01/13                                             989,829
      5,607,000        Paramount Resources, Ltd.
                       7.875%, 11/01/10                                           5,438,473
                       Petrobras International
                       Finance Company(c)
      6,837,000        8.375%, 12/10/18                                           6,529,723
      4,558,000        9.125%, 07/02/13                                           4,786,185
     17,777,000        Premcor, Inc.
                       7.500%, 06/15/15                                          18,843,893
      2,735,000        Swift Energy Company
                       7.625%, 07/15/11                                           2,810,174
      1,080,000        Tesoro Petroleum Corp.(c)
                       9.625%, 04/01/12                                           1,239,656
      5,926,000        Whiting Petroleum Corp.
                       7.250%, 05/01/12                                           5,955,381
     11,852,000        Williams Companies, Inc.(c)
                       8.625%, 06/01/10                                          13,362,572
                                                                                -----------
                                                                                105,496,755
                                                                                -----------
                       FINANCIALS (5.6%)
      4,376,000        Fairfax Financial Holdings, Ltd.(c)
                       7.750%, 04/26/12                                           4,266,542
      1,367,000        GATX Corp.
                       8.875%, 06/01/09                                           1,547,037
                       Host Marriott Corp.(c)
     10,028,000        7.125%, 11/01/13                                          10,028,196
      1,914,000        9.250%, 10/01/07                                           2,120,280
     10,940,000        Leucadia National Corp.(c)
                       7.000%, 08/15/13                                          10,775,753
     11,852,000        LNR Property Corp.
                       7.625%, 07/15/13                                          11,910,762
                       Senior Housing Properties Trust
      4,877,000        7.875%, 04/15/15                                           5,084,637
      4,558,000        8.625%, 01/15/12                                           5,002,703
                                                                                -----------
                                                                                 50,735,910
                                                                                -----------



    PRINCIPAL
     AMOUNT                                                                        VALUE
--------------------------------------------------------------------------------------------
                       HEALTH CARE (7.5%)
    $ 9,891,000        Alpharma, Inc.(a)(c)
                       8.625%, 05/01/11                                         $ 10,262,378
     14,837,000        Ameripath, Inc.(c)
                       10.500%, 04/01/13                                          15,133,916
     11,852,000        Ardent Health Services, Inc.(c)
                       10.000%, 08/15/13                                          12,918,140
     13,310,000        Bausch & Lomb, Inc.(c)
                       7.125%, 08/01/28                                           13,638,819
      2,735,000        Beverly Enterprises, Inc.(a)(c)
                       7.875%, 06/15/14                                            2,762,312
      2,735,000        Curative Health Services, Inc.(a)
                       10.750%, 05/01/11                                           2,488,816
      3,875,000        Psychiatric Solutions, Inc.
                       10.625%, 06/15/13                                           4,358,847
      5,926,000        Quintiles Transnational Corp.
                       10.000%, 10/01/13                                           6,118,339
                                                                                 -----------
                                                                                  67,681,567
                                                                                 -----------
                       INDUSTRIALS (18.1%)
      5,470,000        AMR Corp.(a)
                       7.250%, 02/05/09                                            5,169,079
        957,000   EUR  Aspropulsion Capital, BV(a)
                       9.625%, 10/01/13                                            1,212,971
      1,823,000        BE Aerospace, Inc.(c)
                       8.500%, 10/01/10                                            1,950,940
      2,735,000        Casella Waste Systems, Inc.
                       9.750%, 02/01/13                                            2,981,109
                       CNH Global, NV(a)(c)
     13,219,000        9.250%, 08/01/11                                           14,375,647
      2,279,000        9.250%, 08/01/11                                            2,478,560
     15,042,000        Esterline Technologies Corp.(c)
                       7.750%, 06/15/13                                           15,719,198
                       FIMEP, SA
      7,293,000        8.500%, 02/15/25                                            7,730,828
      4,558,000        10.500%, 02/15/13                                           5,264,803
        912,000   EUR  11.000%, 02/15/13                                           1,303,384
      3,619,000        General Cable Corp.(c)
                       9.500%, 11/15/10                                            3,963,098
      5,926,000        Hutchison Whampoa International, Ltd.(a)(c)
                       6.250%, 01/24/14                                            5,844,209
      7,749,000        Jacuzzi Brands, Inc.
                       9.625%, 07/01/10                                            8,407,731
                       JLG Industries, Inc.(c)
      6,929,000        8.250%, 05/01/08                                            7,240,358
      3,191,000        8.375%, 06/15/12                                            3,302,467
      6,883,000        Laidlaw Global Securities, Inc.
                       10.750%, 06/15/11                                           7,657,326
      4,558,000        Manitowoc Company, Inc.(c)
                       10.500%, 08/01/12                                           5,230,616



                See accompanying Notes to Schedule of Investments

                    CALAMOS CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2004 (UNAUDITED)


    PRINCIPAL
     AMOUNT                                                                        VALUE
--------------------------------------------------------------------------------------------

    $ 11,852,000        Mobile Mini, Inc.
                        9.500%, 07/01/13                                        $ 13,036,655
       4,558,000        Monitronics International, Inc.(a)
                        11.750%, 09/01/10                                          4,940,026
       2,188,000        Orbital Sciences Corp.
                        9.000%, 07/15/11                                           2,417,707
                        Sequa Corp.
       6,382,000        8.875%, 04/01/08                                           6,828,290
       1,823,000        9.000%, 08/01/09                                           1,987,406
       2,138,000        Shaw Group, Inc.(c)
                        10.750%, 03/15/10                                          2,127,140
       7,749,000        SPX Corp.(c)
                        6.250%, 06/15/11                                           7,594,080
                        Terex Corp.
       6,382,000        9.250%, 07/15/11                                           7,131,415
       5,584,000        7.375%, 01/15/14                                           5,653,681
      12,763,000        United Rentals, Inc.(c)
                        7.000%, 02/15/14                                          11,710,198
                                                                                ------------
                                                                                 163,258,922
                                                                                ------------
                        INFORMATION TECHNOLOGY (6.7%)
       2,498,000        Arrow Electronics, Inc.(c)
                        6.875%, 06/01/18                                           2,526,511
       3,647,000        Celestica, Inc.(c)
                        7.875%, 07/01/11                                           3,746,899
       1,823,000        Flextronics International, Ltd.(c)
                        6.500%, 05/15/13                                           1,800,517
       1,823,000        Freescale Semiconductor, Inc.(a)
                        7.125%, 07/15/14                                           1,859,775
      14,632,000        Lucent Technologies, Inc.(c)
                        7.250%, 07/15/06                                          15,180,752
       6,609,000        Motorola, Inc.(c)
                        7.500%, 05/15/25                                           7,252,180
       4,558,000        Sanmina-Sci Corp.
                        10.375%, 01/15/10                                          5,185,033
       3,647,000        Stratus Technologies, Inc.(a)(c)
                        10.375%, 12/01/08                                          3,555,451
      18,689,000        Xerox Corp.(c)
                        7.625%, 06/15/13                                          19,249,579
                                                                                ------------
                                                                                  60,356,697
                                                                                ------------
                        MATERIALS (20.5%)
       1,823,000        Airgas, Inc.
                        9.125%, 10/01/11                                           2,058,059
       8,205,000        Arch Western Finance, LLC(a)
                        7.250%, 07/01/13                                           8,368,986
       4,558,000        Ball Corp.
                        6.875%, 12/15/12                                           4,677,926





    PRINCIPAL
     AMOUNT                                                                        VALUE
-------------------------------------------------------------------------------------------
    $ 5,470,000        Bowater, Inc.(c)
                       6.500%, 06/15/13                                         $ 5,182,087
      5,926,000        Buckeye Technologies, Inc.
                       8.500%, 10/01/13                                           6,118,339
      2,279,000        Century Aluminum Company(c)
                       11.750%, 04/15/08                                          2,566,876
     17,340,000        Equistar Chemicals, LP(c)
                       10.625%, 05/01/11                                         19,333,725
     11,715,000        Freeport-McMoRan Copper & Gold, Inc.(c)
                       10.125%, 02/01/10                                         13,061,954
     13,675,000        Georgia-Pacific Corp.(c)
                       8.000%, 01/15/14                                          15,247,417
     12,025,000   EUR  HeidelbergCement Finance(a)
                       7.375%, 07/15/10                                          15,873,532
                       IMC Global, Inc.(c)
      2,735,000        10.875%, 08/01/13                                          3,350,329
      1,823,000        10.875%, 06/01/08                                          2,151,504
      2,917,000        IMCO Recycling, Inc.
                       10.375%, 10/15/10                                          3,165,263
      5,470,000        IPSCO, Inc.
                       8.750%, 06/01/13                                           6,153,666
      5,698,000        Ispat International, NV(a)(c)
                       9.750%, 04/01/14                                           5,911,508
      2,735,000        Massey Energy Company(c)
                       6.950%, 03/01/07                                           2,864,873
      2,735,000        Phelps Dodge Corp.
                       9.500%, 06/01/31                                           3,776,508
     11,852,000        Polyone Corp.(c)
                       10.625%, 05/15/10                                         12,740,368
                       Pope & Talbot, Inc.
      5,470,000        8.375%, 06/01/13                                           5,661,373
      2,188,000        8.375%, 06/01/13                                           2,264,549
      4,558,000        Sealed Air Corp.(a)
                       6.875%, 07/15/33                                           4,668,271
      1,823,000        Smurfit-Stone Container Corp.
                       8.375%, 07/01/12                                           1,960,057
                       Steel Dynamics, Inc.(c)
      4,267,000        9.500%, 03/15/09                                           4,758,211
      1,823,000        9.500%, 03/15/09                                           2,032,989
     21,287,000        Texas Industries, Inc.
                       10.250%, 06/15/11                                         24,373,759
                       Union Carbide Corp.(c)
      3,191,000        7.875%, 04/01/23                                           3,087,089
      2,279,000        6.700%, 04/01/09                                           2,319,020
      1,140,000        7.500%, 06/01/25                                           1,074,043
                                                                                -----------
                                                                                184,802,281
                                                                                -----------


                See accompanying Notes to Schedule of Investments

                    CALAMOS CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2004 (UNAUDITED)


    PRINCIPAL
     AMOUNT                                                                        VALUE
-------------------------------------------------------------------------------------------

                       TELECOMMUNICATION SERVICES (1.5%)
    $ 5,470,000        AT&T Corp.(c)
                       8.750%, 11/15/31                                      $    5,458,652
      6,382,000        Nextel Communications, Inc.(c)
                       7.375%, 08/01/15                                           6,732,566
      1,367,000        Primus Telecommunications Group, Inc.(c)
                       8.000%, 01/15/14                                           1,018,774
                                                                              -------------
                                                                                 13,209,992
                                                                              -------------
                       UTILITIES (6.3%)
      8,205,000        AES Corp.(c)
                       8.500%, 11/01/07                                           8,451,035
     25,526,000        Calpine Corp.(c)
                       8.500%, 02/15/11                                          16,081,580
      4,558,000        Centerpoint Energy, Inc.(c)
                       6.850%, 06/01/15                                           4,870,102
                       Edison International(c)
      5,470,000        9.875%, 04/15/11                                           6,153,666
      3,647,000        10.000%, 08/15/08                                          4,157,143
      4,558,000        Public Service Enterprise Group, Inc.(c)
                       8.625%, 02/15/08                                           4,968,516
     11,487,000        Teco Energy, Inc.(c)
                       7.500%, 06/15/10                                          12,089,902
                                                                              -------------
                                                                                 56,771,944
                                                                              -------------
                       TOTAL CORPORATE BONDS
                       (Cost $971,105,465)                                    1,001,863,580
                                                                              =============

CONVERTIBLE BONDS (0.6%)
                       HEALTH CARE (0.1%)
      1,000,000        Alpharma, Inc.(a)(c)
                       3.000%, 06/01/06                                           1,241,250
                                                                             --------------
                       TELECOMMUNICATION SERVICES (0.5%)
                       Liberty Media Corp. (Sprint PCS Group)
      4,142,000        3.750%, 02/15/30                                           2,718,188
      1,974,000        4.000%, 11/15/29                                           1,399,073
                                                                             --------------
                                                                                  4,117,261
                                                                             --------------
                       TOTAL CONVERTIBLE
                       BONDS
                       (Cost $4,554,516)                                          5,358,511
                                                                             ==============

SYNTHETIC CONVERTIBLE SECURITIES (12.7%)
                       CORPORATE BONDS (10.8%)
                       CONSUMER DISCRETIONARY (2.3%)
       265,000         Asbury Automotive Group, Inc.
                       9.000%, 06/15/12                                             271,001
       883,000         Beazer Homes USA, Inc.
                       8.375%, 04/15/12                                             949,717
     1,060,000         Boise Cascade Corp.(c)
                       7.000%, 11/01/13                                           1,192,668
       442,000         Broder Bros. Company(c)
                       11.250%, 10/15/10                                            409,704
       574,000         CBD Media, LLC
                       8.625%, 06/01/11                                             615,881







    PRINCIPAL
     AMOUNT                                                                        VALUE
-------------------------------------------------------------------------------------------

                       Charter Communications Holdings(c)
     $ 618,000         10.000%, 04/01/09                                        $   490,098
       442,000         9.625%, 11/15/09                                             337,923
       177,000         11.125%, 01/15/11                                            140,912
       442,000         DEX Media, Inc.(a)(c)
                       8.000%, 11/15/13                                             446,146
     1,158,000    GBP  EMI Group, PLC
                       9.750%, 05/20/08                                           2,224,589
       208,000         Fedders Corp.
                       9.875%, 03/01/14                                             172,318
                       General Motors Corp.(c)
       698,000         8.250%, 07/15/23                                             726,934
        71,000         7.125%, 07/15/13                                              72,646
       822,000         Hasbro, Inc.
                       6.600%, 07/15/28                                             801,075
       557,000         Houghton Mifflin Company(c)
                       9.875%, 02/01/13                                             574,667
       353,000         Inn of the Mountain Gods
                       12.000%, 11/15/10                                            397,556
       442,000         Interpublic Group Of Companies, Inc.(c)
                       7.250%, 08/15/11                                             473,189
       265,000         Jarden Corp.
                       9.750%, 05/01/12                                             290,216
                       J. C. Penney Company, Inc.(c)
       177,000         9.000%, 08/01/12                                             213,355
       133,000         7.650%, 08/15/16                                             146,433
       437,000         Kellwood Company
                       7.625%, 10/15/17                                             470,733
       331,000         La Quinta Properties(c)
                       8.875%, 03/15/11                                             366,911
     1,193,000         Mediacom Communications Corp.(c)
                       9.500%, 01/15/13                                           1,109,181
     1,045,000         Oxford Industries, Inc.(a)
                       8.875%, 06/01/11                                           1,118,101
       442,000         Perry Ellis International, Inc.
                       8.875%, 09/15/13                                             462,711
        88,000         Pinnacle Entertainment, Inc.(c)
                       8.250%, 03/15/12                                              85,254
       707,000         Rent-A-Center, Inc.(c)
                       7.500%, 05/01/10                                             738,571
     1,051,000         Royal Caribbean Cruises, Ltd.(c)
                       7.500%, 10/15/27                                           1,009,262
       442,000         Russell Corp.
                       9.250%, 05/01/10                                             475,963
       839,000         Spanish Broadcasting System, Inc.
                       9.625%, 11/01/09                                             887,544
       760,000         Vail Resorts, Inc.
                       6.750%, 02/15/14                                             755,975
       618,000         Warnaco Group, Inc.
                       8.875%, 06/15/13                                             675,624
       177,000         Warner Music Group(a)(c)
                       7.375%, 04/15/14                                             169,624
       654,000    EUR  Waterford Wedgewood, PLC(a)
                       9.875%, 12/01/10                                             708,384


                See accompanying Notes to Schedule of Investments

                    CALAMOS CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2004 (UNAUDITED)



    PRINCIPAL
     AMOUNT                                                                        VALUE
------------------------------------------------------------------------------------------

    $ 574,000        WCI Communities, Inc.(c)
                     7.875%, 10/01/13                                           $  590,039
                                                                                ----------
                                                                                20,570,905
                                                                                ----------
                     CONSUMER STAPLES (0.9%)
      177,000        Central Garden & Pet Company
                     9.125%, 02/01/13                                              190,827
      486,000        Chattem, Inc.
                     7.000%, 03/01/14                                              473,754
      500,000        Del Monte Foods Company(c)
                     8.625%, 12/15/12                                              547,057
      530,000        DIMON, Inc.(c)
                     7.750%, 06/01/13                                              500,921
                     Dole Food Company, Inc.(c)
    1,202,000        8.875%, 03/15/11                                            1,276,597
      394,000        8.625%, 05/01/09                                              415,693
      309,000        Gold Kist, Inc.(a)
                     10.250%, 03/15/14                                             335,493
      309,000        Herbalife International, Inc.
                     9.500%, 04/01/11                                              324,671
       44,000        Hines Horticulture, Inc.
                     10.250%, 10/01/11                                              47,928
      751,000        Jean Coutu Group, Inc.(a)(c)
                     8.500%, 08/01/14                                              748,123
      353,000        Pinnacle Foods Holding Corp.(a)
                     8.250%, 12/01/13                                              341,015
      565,000        Playtex Products, Inc.(a)
                     8.000%, 03/01/11                                              589,443
      972,000        Rayovac Corp.(c)
                     8.500%, 10/01/13                                            1,032,541
    1,060,000        Rite Aid Corp.(c)
                     6.875%, 08/15/13                                              975,337
      265,000        Semins Vegetable Seeds
                     10.250%, 10/01/13                                             291,541
      177,000        Smithfield Foods, Inc.
                     7.750%, 05/15/13                                              188,177
      177,000        Standard Commercial Corp.(a)(c)
                     8.000%, 04/15/12                                              178,458
                                                                                ----------
                                                                                 8,457,576
                                                                                ----------
                     ENERGY (1.1%)
                     Chesapeake Energy Corp.(c)
      353,000        6.875%, 01/15/16                                             349,849
      177,000        7.750%, 01/15/15                                             187,735
      442,000        Forest Oil Corp.(c)
                     8.000%, 12/15/11                                             482,589






    PRINCIPAL
     AMOUNT                                                                        VALUE
-------------------------------------------------------------------------------------------

    $ 963,000        General Maritime Corp.
                     10.000%, 03/15/13                                         $ 1,064,081
                     Giant Industries, Inc.(c)
      198,000        11.000%, 05/15/12                                             225,298
      177,000        8.000%, 05/15/14                                              182,434
    1,003,000        Houston Exploration Company(c)
                     7.000%, 06/15/13                                            1,012,752
      406,000        KCS Energy, Inc.(a)
                     7.125%, 04/01/12                                              408,423
      242,000        Lone Star Technologies, Inc.
                     9.000%, 06/01/11                                              254,915
                     Overseas Shipholding Group, Inc.
      265,000        7.500%, 02/15/24                                              245,160
       89,000        8.750%, 12/01/13                                               95,921
      543,000        Paramount Resources, Ltd.
                     7.875%, 11/01/10                                              527,027
                     Petrobras International
                     Finance Company(c)
      663,000        8.375%, 12/10/18                                              632,777
      442,000        9.125%, 07/02/13                                              463,815
    1,723,000        Premcor, Inc.
                     7.500%, 06/15/15                                            1,826,107
      265,000        Swift Energy Company
                     7.625%, 07/15/11                                              272,326
      105,000        Tesoro Petroleum Corp.(c)
                     9.625%, 04/01/12                                              120,132
      574,000        Whiting Petroleum Corp.
                     7.250%, 05/01/12                                              577,119
    1,148,000        Williams Companies, Inc.(c)
                     8.625%, 06/01/10                                            1,294,928
                                                                               -----------
                                                                                10,223,388
                                                                               -----------
                     FINANCIALS (0.6%)
      424,000        Fairfax Financial Holdings, Ltd.(c)
                     7.750%, 04/26/12                                              413,458
      133,000        GATX Corp.
                     8.875%, 06/01/09                                              149,919
                     Host Marriott Corp.
      972,000        7.125%, 11/01/13                                              971,804
      186,000        9.250%, 10/01/07                                              205,470
    1,060,000        Leucadia National Corp.(c)
                     7.000%, 08/15/13                                            1,044,247
    1,148,000        LNR Property Corp.
                     7.625%, 07/15/13                                            1,154,238
                     Senior Housing Properties Trust
      473,000        7.875%, 04/15/15                                              492,738
      442,000        8.625%, 01/15/12                                              484,797
                                                                               -----------
                                                                                 4,916,671
                                                                               -----------

                See accompanying Notes to Schedule of Investments

                    CALAMOS CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2004 (UNAUDITED)



    PRINCIPAL
     AMOUNT                                                                        VALUE
-----------------------------------------------------------------------------------------

                     HEALTH CARE (0.7%)
    $ 959,000        Alpharma, Inc.(a)(c)
                     8.625%, 05/01/11                                           $ 994,497
    1,438,000        Ameripath, Inc.(c)
                     10.500%, 04/01/13                                          1,466,584
    1,148,000        Ardent Health Services, Inc.(c)
                     10.000%, 08/15/13                                          1,251,860
    1,290,000        Bausch & Lomb, Inc.(c)
                     7.125%, 08/01/28                                           1,321,699
      265,000        Beverly Enterprises, Inc.(a)(c)
                     7.875%, 06/15/14                                             267,688
      265,000        Curative Health Services, Inc.(a)
                     10.750%, 05/01/11                                            241,184
      375,000        Psychiatric Solutions, Inc.
                     10.625%, 06/15/13                                            422,403
      574,000        Quintiles Transnational Corp.
                     10.000%, 10/01/13                                            592,911
                                                                                ---------
                                                                                6,558,826
                                                                                ---------
                     INDUSTRIALS (1.8%)
      530,000        AMR Corp.(a)
                     7.250%, 02/05/09                                             500,921
       93,000   EUR  Aspropulsion Capital, BV(a)
                     9.625%, 10/01/13                                             117,545
      177,000        BE Aerospace, Inc.(c)
                     8.500%, 10/01/10                                             189,060
      265,000        Casella Waste Systems, Inc.
                     9.750%, 02/01/13                                             288,891
                     CNH Global, NV(a)(c)
    1,281,000        9.250%, 08/01/11                                           1,393,103
      221,000        9.250%, 08/01/11                                             240,190
    1,458,000        Esterline Technologies Corp.(c)
                     7.750%, 06/15/13                                           1,523,302
                     FIMEP, SA
      707,000        8.500%, 02/15/25                                             749,172
      442,000        10.500%, 02/15/13                                            510,197
       88,000   EUR  11.000%, 02/15/13                                            126,307
      351,000        General Cable Corp.(c)
                     9.500%, 11/15/10                                             384,052
      574,000        Hutchison Whampoa International, Ltd.(a)(c)
                     6.250%, 01/24/14                                             566,345
      751,000        Jacuzzi Brands, Inc.
                     9.625%, 07/01/10                                             814,769
                     JLG Industries, Inc.(c)
      671,000        8.250%, 05/01/08                                             701,642
      309,000        8.375%, 06/15/12                                             320,033
      667,000        Laidlaw Global Securities, Inc.
                     10.750%, 06/15/11                                            742,049
      442,000        Manitowoc Company, Inc.(c)
                     10.500%, 08/01/12                                            506,884
    1,148,000        Mobile Mini, Inc.
                     9.500%, 07/01/13                                           1,263,345



    PRINCIPAL
     AMOUNT                                                                        VALUE
-----------------------------------------------------------------------------------------

    $ 442,000        Monitronics International, Inc.(a)
                     11.750%, 09/01/10                                          $ 478,724
      212,000        Orbital Sciences Corp.
                     9.000%, 07/15/11                                             234,293
                     Sequa Corp.
      618,000        8.875%, 04/01/08                                             661,710
      177,000        9.000%, 08/01/09                                             192,594
      207,000        Shaw Group, Inc.(c)
                     10.750%, 03/15/10                                            206,135
      751,000        SPX Corp.(c)
                     6.250%, 06/15/11                                             735,920
                     Terex Corp.
      618,000        9.250%, 07/15/11                                             691,085
      541,000        7.375%, 01/15/14                                             547,882
    1,237,000        United Rentals, Inc.(c)
                     7.000%, 02/15/14                                           1,134,802
                                                                               ----------
                                                                               15,820,952
                                                                               ----------
                     INFORMATION TECHNOLOGY (0.7%)
      242,000        Arrow Electronics, Inc.(c)
                     6.875%, 06/01/18                                             244,837
      353,000        Celestica, Inc.(c)
                     7.875%, 07/01/11                                             363,101
      177,000        Flextronics International, Ltd.(c)
                     6.500%, 05/15/13                                             174,483
      177,000        Freescale Semiconductor, Inc.(a)
                     7.125%, 07/15/14                                             180,225
    1,418,000        Lucent Technologies, Inc.(c)
                     7.250%, 07/15/06                                           1,471,123
      641,000        Motorola, Inc.(c)
                     7.500%, 05/15/25                                             702,788
      442,000        Sanmina-Sci Corp.
                     10.375%, 01/15/10                                            502,467
      353,000        Stratus Technologies, Inc.(a)(c)
                     10.375%, 12/01/08                                            344,549
    1,811,000        Xerox Corp.(c)
                     7.625%, 06/15/13                                           1,865,421
                                                                               ----------
                                                                                5,848,994
                                                                               ----------
                     MATERIALS (2.0%)
      177,000        Airgas, Inc.
                     9.125%, 10/01/11                                             199,441
      795,000        Arch Western Finance, LLC(a)
                     7.250%, 07/01/13                                             811,014
      442,000        Ball Corp.
                     6.875%, 12/15/12                                             453,324
      530,000        Bowater, Inc.(c)
                     6.500%, 06/15/13                                             502,181
      574,000        Buckeye Technologies, Inc.
                     8.500%, 10/01/13                                             592,911
      221,000        Century Aluminum Company(c)
                     11.750%, 04/15/08                                            248,749


                See accompanying Notes to Schedule of Investments

                    CALAMOS CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2004 (UNAUDITED)



    PRINCIPAL
     AMOUNT                                                                        VALUE
-------------------------------------------------------------------------------------------

    $ 1,680,000        Equistar Chemicals, LP(c)
                       10.625%, 05/01/11                                        $ 1,873,575
      1,135,000        Freeport-McMoRan Copper & Gold, Inc.(c)
                       10.125%, 02/01/10                                          1,265,796
      1,325,000        Georgia-Pacific Corp.(c)
                       8.000%, 01/15/14                                           1,477,583
      1,165,000   EUR  HeidelbergCement Finance(a)
                       7.375%, 07/15/10                                           1,538,258
                       IMC Global, Inc.(c)
        265,000        10.875%, 08/01/13                                            324,671
        177,000        10.875%, 06/01/08                                            208,496
        283,000        IMCO Recycling, Inc.
                       10.375%, 10/15/10                                            306,737
        530,000        IPSCO, Inc.
                       8.750%, 06/01/13                                             596,334
        552,000        Ispat International, NV(a)(c)
                       9.750%, 04/01/14                                             572,867
        265,000        Massey Energy Company(c)
                       6.950%, 03/01/07                                             277,627
        265,000        Phelps Dodge Corp.
                       9.500%, 06/01/31                                             365,970
      1,148,000        Polyone Corp.(c)
                       10.625%, 05/15/10                                          1,234,632
                       Pope & Talbot, Inc.
        530,000        8.375%, 06/01/13                                             548,627
        212,000        8.375%, 06/01/13                                             219,451
        442,000        Sealed Air Corp.(a)
                       6.875%, 07/15/33                                             452,389
        177,000        Smurfit-Stone Container Corp.
                       8.375%, 07/01/12                                             189,943
                       Steel Dynamics, Inc.(c)
        414,000        9.500%, 03/15/09                                             461,104
        177,000        9.500%, 03/15/09                                             197,011
      2,063,000        Texas Industries, Inc.
                       10.250%, 06/15/11                                          2,361,991
                       Union Carbide Corp.(c)
        309,000        7.875%, 04/01/23                                             299,161
        221,000        6.700%, 04/01/09                                             224,730
        110,000        7.500%, 06/01/25                                             104,082
                                                                                -----------
                                                                                 17,908,655
                                                                                -----------
                       TELECOMMUNICATION SERVICES (0.1%)
        530,000        AT&T Corp.(c)
                       8.750%, 11/15/31                                             528,982
        618,000        Nextel Communications, Inc.(c)
                       7.375%, 08/01/15                                             652,434
        133,000        Primus Telecommunications Group, Inc.(c)
                       8.000%, 01/15/14                                              98,726
                                                                                -----------
                                                                                  1,280,142
                                                                                -----------




    PRINCIPAL
     AMOUNT                                                                        VALUE
------------------------------------------------------------------------------------------

                     UTILITIES (0.6%)
    $ 795,000        AES Corp.(c)
                     8.500%, 11/01/07                                           $   818,965
    2,474,000        Calpine Corp.(c)
                     8.500%, 02/15/11                                             1,558,420
      442,000        Centerpoint Energy, Inc.(c)
                     6.850%, 06/01/15                                               471,948
                     Edison International(c)
      530,000        9.875%, 04/15/11                                               596,334
      353,000        10.000%, 08/15/08                                              402,857
      442,000        Public Service Enterprise Group, Inc.(c)
                     8.625%, 02/15/08                                               481,484
    1,113,000        Teco Energy, Inc.(c)
                     7.500%, 06/15/10                                             1,171,598
                                                                                 ----------
                                                                                  5,501,606
                                                                                 ----------
                     TOTAL CORPORATE BONDS                                       97,087,715
                                                                                 ==========
    NUMBER OF
    CONTRACTS                                                                      VALUE
------------------------------------------------------------------------------------------

                     OPTIONS (1.9%)
                     CONSUMER DISCRETIONARY (0.7%)
        2,200        Carnival Corp.(b)
                     Call, 01/21/06, Strike 45                                    1,584,000
          825        International Game Technology(b)
                     Call, 01/21/06, Strike 45                                      152,625
        1,500        J.C. Penney Company, Inc.(b)
                     Call, 01/21/06, Strike 40                                      877,500
        1,500        Nike, Inc.(b)
                     Call, 01/21/06, Strike 80                                      832,500
        3,000        Starbucks Corp.(b)
                     Call, 01/21/06, Strike 45                                    2,340,000
                                                                                 ----------
                                                                                  5,786,625
                                                                                 ----------
                     CONSUMER STAPLES (0.5%)
        1,600        Avon Products, Inc.(b)
                     Call, 01/20/07, Strike 45                                    1,016,000
        1,400        Constellation Brands, Inc.(b)
                     Call, 01/20/07, Strike 35                                    1,316,000
        2,000        Sara Lee Corp.(b)
                     Call, 01/20/07, Strike 22.50                                   515,000
        4,000        Tyson Foods, Inc.(b)
                     Call, 01/21/06, Strike 17.50                                 1,420,000
                                                                                 ----------
                                                                                  4,267,000
                                                                                 ----------
                     ENERGY (0.1%)
        2,700        Transocean, Inc.(b)
                     Call, 01/21/06, Strike 30                                    1,161,000
                                                                                 ----------

                     FINANCIALS (0.1%)
        2,200        Allstate Corp.(b)
                     Call, 01/21/06, Strike 45                                    1,199,000
                                                                                 ----------


                See accompanying Notes to Schedule of Investments

                    CALAMOS CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2004 (UNAUDITED)


    NUMBER OF
    CONTRACTS                                                                      VALUE
------------------------------------------------------------------------------------------
                      HEALTH CARE (0.3%)
           900        Bausch & Lomb, Inc.(b)
                      Call, 01/21/06, Strike 65                                $  675,000
         1,200        Biogen, Inc.(b)
                      Call, 01/21/06, Strike 70                                   924,000
         1,250        UnitedHealth Group, Inc.(b)
                      Call, 01/21/06, Strike 65                                 1,012,500
                                                                              -----------
                                                                                2,611,500
                                                                              -----------
                      INFORMATION TECHNOLOGY (0.2%)
         5,000        Motorola, Inc.(b)
                      Call, 01/21/06, Strike 20                                   700,000
         1,100        QUALCOMM, Inc.(b)
                      Call, 01/21/06, Strike 70                                 1,408,000
                                                                              -----------
                                                                                2,108,000
                                                                              -----------
                      TOTAL OPTIONS                                            17,133,125
                                                                              -----------

                      TOTAL SYNTHETIC
                      CONVERTIBLE SECURITIES
                      (Cost $112,189,093)                                     114,220,840
                                                                              ===========

    NUMBER OF
     SHARES                                                                       VALUE
------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS (19.0%)
                      CONSUMER DISCRETIONARY (5.0%)
       810,000        Cablevision Systems Corp.
                      6.500%                                                   14,588,100
       590,000        Ford Motor Company Capital Trust II
                      6.500%                                                   31,535,500
                                                                              -----------
                                                                               46,123,600
                                                                              -----------
                      CONSUMER STAPLES (0.8%)
       265,000        Albertson's, Inc.
                      7.250%                                                    6,850,250
                                                                              -----------
                      FINANCIALS (2.6%)
       130,000        Capital One Financial Corp.
                      6.250%                                                   6,684,600
       500,000        National Australia Bank, Ltd.
                      7.875%                                                   16,455,000
                                                                              -----------
                                                                               23,139,600
                                                                              -----------





    NUMBER OF
     SHARES                                                                        VALUE
-----------------------------------------------------------------------------------------
                      INDUSTRIALS (4.4%)
       440,000        Cendant Corp.
                      7.750%                                                 $ 21,714,000
       225,000        Cummins Capital Trust I
                      7.000%                                                   17,578,125
                                                                             ------------
                                                                               39,292,125
                                                                             ------------
                      TELECOMMUNICATION SERVICES (3.0%)
       532,000        ALLTEL Corp.
                      7.750%                                                   26,653,200
                                                                             ------------
                      UTILITIES (3.2%)
       450,000        Ameren Corp.
                      9.750%                                                   12,294,000
       375,000        TXU Corp.
                      8.125%                                                   17,006,250
                                                                             ------------
                                                                               29,300,250
                                                                             ------------

                      TOTAL CONVERTIBLE
                      PREFERRED STOCKS
                      (Cost $163,654,413)                                     171,359,025
                                                                              ===========

     SHARES/
    PRINCIPAL
     AMOUNT                                                                        VALUE
-----------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS (40.2%)
   351,181,866         Bank of New York Institutional
                       Cash Reserve Fund(d)
                       current rate 1.340%                                   $ 351,181,866

  $ 10,744,000         Exxon Mobil Corporation
                       Commercial Paper
                       1.100%, 08/02/04                                         10,743,672
                                                                             -------------

                       TOTAL SHORT TERM
                       INVESTMENTS
                       (Cost $361,925,538)                                     361,925,538
                                                                             =============

TOTAL INVESTMENTS (183.7%)
 (Cost $1,613,429,025)                                                       1,654,727,494
                                                                             =============

LIABILITIES, LESS OTHER ASSETS (-36.0%)                                       (324,100,850)

PREFERRED SHARES AT REDEMPTION VALUE,
INCLUDING DIVIDENDS PAYABLE (-47.7%)                                          (430,000,000)
                                                                             -------------

NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS (100.0%)                                                        $ 900,626,644
                                                                             =============

NOTES TO SCHEDULE OF INVESTMENTS

Note: Market values for securities denominated in foreign currencies are shown in U.S. dollars.

(a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At July 31, 2004, the market value of 144A securities that cannot currently be exchanged to the registered form is $155,555,915 or 17.3% of net assets applicable to common shareholders of the Fund.
(b) Non-income producing security.
(c) Security, or portion of security, is on loan. At July 31, 2004, the Fund had securities valued at $337,982,161 on loan to brokers-dealers and banks.
(d) Security is purchased with the cash collateral from securities loaned.

FOREIGN CURRENCY ABBREVIATIONS
EUR: EUROPEAN MONETARY UNIT
GBP: GREAT BRITAIN POUND

                    CALAMOS CONVERTIBLE AND HIGH INCOME FUND



NOTE 1
PORTFOLIO VALUATION. In computing the net asset value of the Fund, portfolio securities, including options, that are traded on a national securities exchange are valued at the last reported sales price. Securities quoted on the NASDAQ National Market System are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is valued at a fair value following procedures approved by the Board of Trustees or a committee appointed by the Board of Trustees. The Fund may also use fair value pricing, if the value of a security it holds is, in the opinion of the valuation committee or pursuant to Board of Trustees' guidelines, effected by events occurring after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund's net asset value may differ from quoted or published prices.

Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be valued at a fair value following procedures approved by the Board of Trustees or a committee appointed by the Board of Trustees.

INVESTMENT TRANSACTIONS. Short term investment transactions are recorded on a trade date basis. Long term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date.

NOTE 2
INVESTMENTS. The following information is presented on an income tax basis as of July 31, 2004. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for Federal income tax purposes at July 31, 2004 was as follows:

Cost basis of investments                                     $ 1,615,242,046
                                                            ==================

Gross unrealized appreciation                                 $    63,457,031
Gross unrealized depreciation                                     (23,971,583)
                                                            ------------------
Net unrealized appreciation (depreciation)                    $    39,485,448
                                                            ==================

NOTE 3
INTEREST RATE TRANSACTIONS. The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the net asset value of the Fund. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding preferred shares or the Fund loses its credit rating on its preferred shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the preferred shares. Details of the swap agreements outstanding as of July 31, 2004 were as follows:

                                                                                         UNREALIZED
                    TERMINATION         NOTIONAL       FIXED                            APPRECIATION
COUNTERPARTY           DATE           AMOUNT (000)     RATE        FLOATING RATE       (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
Citibank NA      October 27, 2006       $ 100,000      2.80%       1 month LIBOR           $  706,079
Citibank NA      October 27, 2007         200,000      3.27%       1 month LIBOR              861,696
Citibank NA      October 27, 2008         100,000      3.65%       1 month LIBOR            1,727,998
                                                                                        --------------
                                                                                           $3,295,773
                                                                                        ==============

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported on a timely basis.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible and High Income Fund

By:    /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  September 23, 2004

By:    /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  September 23, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible and High Income Fund

By:   /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  September 23, 2004

By:   /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  September 23, 2004